WPG Partners Small Cap Value Diversified Fund
Schedule of Investments
as of May 31, 2024 (Unaudited)

COMMON STOCKS - 96.5%	Shares	Value
Communication Services - 0.2%
Cargurus, Inc.(a)	3,292	$79,699

Consumer Discretionary - 8.9%
ADT, Inc.	53,433	379,909
Bowlero Corp.(b)	15,306	190,560
Dave & Buster's Entertainment, Inc.(a)	3,767	192,456
Frontdoor, Inc.(a)	2,513	88,885
Gentherm, Inc.(a)	3,723	200,819
Gildan Activewear, Inc.	21,280	814,385
Goodyear Tire & Rubber Co.(a)	15,212	187,260
Savers Value Village, Inc.(a)(b)	14,776	200,362
Stride, Inc.(a)	4,541	311,785
Wayfair, Inc. - Class A(a)(b)	4,823	286,920
		2,853,341

Consumer Staples - 3.7%
Grocery Outlet Holding Corp.(a)	13,323	292,973
Nomad Foods Ltd.(b)	36,102	633,951
TreeHouse Foods, Inc.(a)	6,792	246,617
		1,173,541

Energy - 9.0%
Antero Resources Corp.(a)	4,644	165,466
Atlas Energy Solutions, Inc.(b)	12,422	300,861
DHT Holdings, Inc.	38,132	461,397
Kodiak Gas Services, Inc.	11,297	311,232
Kosmos Energy Ltd.(a)	90,943	554,752
Scorpio Tankers, Inc.	6,929	568,663
SM Energy Co.	3,074	155,022
Tidewater, Inc.(a)	1,493	154,272
Transocean Ltd.(a)	32,778	203,224
		2,874,889

Financials - 18.4%
AGNC Investment Corp.(b)	30,954	296,849
Axis Capital Holdings Ltd.	2,253	166,452
BGC Group, Inc. - Class A	72,121	625,289
Essent Group Ltd.	6,986	396,106
Fidelis Insurance Holdings Ltd.(b)	34,397	570,302
First American Financial Corp.(b)	2,583	143,563
First BanCorp	23,234	411,939
First Commonwealth Financial Corp.	24,968	337,318
FirstCash Holdings, Inc.	2,895	341,378
Hanover Insurance Group, Inc.	3,276	432,203
Kemper Corp.	12,176	728,612
National Bank Holdings Corp. - Class A	10,565	385,305
Pagseguro Digital Ltd. - Class A(a)	27,147	332,551
Popular, Inc.	4,980	443,270
Webster Financial Corp.	6,491	287,032
		5,898,169

Health Care - 7.2%
Enovis Corp.(a)	10,056	505,515
Halozyme Therapeutics, Inc.(a)	7,233	320,350
Pacira BioSciences, Inc.(a)	5,617	170,364
Phreesia, Inc.(a)	7,407	140,140
Teleflex, Inc.	1,665	348,101
Tenet Healthcare Corp.(a)	6,009	812,537
		2,297,007

Industrials - 21.9%
ABM Industries, Inc.	6,745	318,836
Air Lease Corp.(b)	9,127	434,810
Allison Transmission Holdings, Inc.	3,310	250,931
Arcosa, Inc.	8,584	754,619
Atkore, Inc.	1,066	162,192
Bloom Energy Corp. - Class A(a)(b)	10,112	165,028
Clarivate PLC(a)	38,576	219,883
Driven Brands Holdings, Inc.(a)	13,391	153,863
Embraer SA - ADR(a)	8,029	223,126
Fluor Corp.(a)	7,645	331,793
Frontier Group Holdings, Inc.(a)(b)	47,107	257,675
Generac Holdings, Inc.(a)	1,068	157,220
Hillman Solutions Corp.(a)	24,913	228,951
ICF International, Inc.	2,190	312,623
Janus International Group, Inc.(a)	11,771	163,382
KBR, Inc.	5,923	388,904
Knight-Swift Transportation Holdings, Inc.	7,215	348,124
Leonardo DRS, Inc.(a)	18,945	446,155
MasTec, Inc.(a)	2,715	304,759
Moog, Inc. - Class A	1,447	245,165
RXO, Inc.(a)	17,323	353,562
Star Bulk Carriers Corp.	19,974	540,896
Stericycle, Inc.(a)	4,430	228,322
		6,990,819

Information Technology - 7.0%
Extreme Networks, Inc.(a)	6,720	74,928
Harmonic, Inc.(a)	25,434	311,058
LiveRamp Holdings, Inc.(a)	16,285	509,557
Mirion Technologies, Inc.(a)(b)	26,748	290,483
Silicon Motion Technology Corp. - ADR	2,089	163,130
Teradata Corp.(a)	4,888	159,398
Tower Semiconductor Ltd.(a)	13,413	503,524
Verint Systems, Inc.(a)	7,448	220,908
		2,232,986

Materials - 10.2%
Ashland, Inc.	2,953	295,802
Capstone Copper Corp.(a)	46,871	330,138
Commercial Metals Co.	3,645	205,287
Constellium SE(a)	16,648	360,762
ERO Copper Corp.(a)(b)	13,598	289,637
Huntsman Corp.	9,816	243,437
Stelco Holdings, Inc.	14,341	428,878
Summit Materials, Inc. - Class A(a)	7,364	284,545
Tronox Holdings PLC(b)	32,080	635,505
Warrior Met Coal, Inc.	2,870	196,394
		3,270,385

Real Estate - 5.7%
Brixmor Property Group, Inc.	29,739	669,425
DigitalBridge Group, Inc.	15,436	210,547
Equity Commonwealth(a)	26,620	514,032
Getty Realty Corp.	16,135	445,487
		1,839,491

Utilities - 4.3%
ALLETE, Inc.	7,625	481,519
Portland General Electric Co.(b)	10,215	455,180
Spire, Inc.(b)	7,086	434,301
		1,371,000
TOTAL COMMON STOCKS (Cost $24,485,347)		30,881,327

SHORT-TERM INVESTMENTS - 16.0%
Tri-State Deposit 5.45%(c)	785,641	785,641

Investments Purchased with Proceeds from Securities Lending - 13.5%	Shares
Mount Vernon Liquid Assets Portfolio, LLC, 5.52%(c)	4,331,252	4,331,252
TOTAL SHORT-TERM INVESTMENTS (Cost $5,116,893)		5,116,893

TOTAL INVESTMENTS - 112.5% (Cost $29,602,240)		$35,998,220
Money Market Deposit Account - 0.9%(d)		291,071
Liabilities in Excess of Other Assets - (13.4)%		(4,299,858)
TOTAL NET ASSETS - 100.0%		$31,989,433

Percentages are stated as a percent of net assets.

The Global Industry Classification Standard ("GICS®") was developed by and/or is the exclusive property of MSCI, Inc. ("MSCI") and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bank Global Fund Services.

ADR - American Depositary Receipt
PLC - Public Limited Company
SA - Sociedad Anónima

(a)	Non-income producing security.
(b)	All or a portion of this security is on loan as of May 31, 2024. The total market value of these securities was $4,207,166 which represented 13.2% of net assets.
(c)	The rate shown represents the 7-day effective yield as of May 31, 2024.
(d)
The U.S. Bank Money Market Deposit Account (the “MMDA”) is a short-term vehicle in which the Fund holds cash balances. The MMDA will bear interest at a variable rate that is determined based on market conditions and is subject to change daily. The rate as of May 31, 2024 was 5.17%.

Industry classifications may be different than those used for compliance monitoring purposes.

PORTFOLIO VALUATION - The Fund’s net asset value (“NAV”) is calculated once daily at the close of regular trading hours on the New York Stock Exchange (“NYSE”) (generally 4:00 p.m. Eastern time) on each day the NYSE is open. Securities held by the Fund are valued using the closing price or the last sales price on a national securities exchange or the National Association of Securities Dealers Automatic Quotation System (“NASDAQ”) market system where they are primarily traded. Equity securities traded in the over-the-counter ("OTC") market are valued at their closing prices. If there were no transactions on that day, securities traded principally on an exchange or on NASDAQ will be valued at the mean of the last bid and ask prices prior to the market close. Fixed income securities are valued using an independent pricing service, which considers such factors as security prices, yields, maturities and ratings, and are deemed representative of market values at the close of the market. Foreign securities are valued based on prices from the primary market in which they are traded, and are translated from the local currency into U.S. dollars using current exchange rates. Investments in other open-end investment companies are valued based on the NAV of those investment companies (which may use fair value pricing as discussed in their prospectuses). Options for which the primary market is a national securities exchange are valued at the last sale price on the exchange on which they are traded, or, in the absence of any sale, will be valued at the mean of the last bid and ask prices prior to the market close. Options not traded on a national securities exchange are valued at the last quoted bid price for long option positions and the closing ask price for short option positions. Forward currency exchange contracts are valued by interpolating between spot and forward currency rates as quoted by an independent pricing service. Futures contracts are generally valued using the settlement price determined by the relevant exchange. If market quotations are unavailable or deemed unreliable, securities will be valued in accordance with procedures adopted by the RBB, Fund, Inc.’s Board of Directors (the “Board”). Relying on prices supplied by pricing services or dealers or using fair valuation may result in values that are higher or lower than the values used by other investment companies and investors to price the same investments.

FAIR VALUE MEASUREMENTS - The inputs and valuation techniques used to measure the fair value of the Fund’s investments are summarized into three levels as described in the hierarchy below:

Level 1 -	Prices are determined using quoted prices in active markets for identical securities.
Level 2 -	Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3 -	Prices are determined using significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used, as of Returns the end of the date range, in valuing the Fund’s investments carried at fair value:

	Level 1	Level 2	Level 3	Total
Investments:
Common Stocks	30,881,327	–	–	30,881,327
Short-Term Investments	–	785,641	–	785,641
Investments Purchased with Proceeds from Securities Lending(a)	–	–	–	4,331,252
Total Investments	30,881,327	785,641	–	35,998,220

Refer to the Schedule of Investments for additional information.

(a)
Certain investments that are measured at fair value using the net asset value per share (or its equivalent) practical expedient have not been categorized in the fair value hierarchy. The fair value amounts presented in the table are intended to permit reconciliation of the fair value hierarchy to the amounts listed in the Schedule of Investments.

At the end of each quarter, management evaluates the classification of Levels 1, 2 and 3 assets and liabilities. Various factors are considered, such as changes in liquidity from the prior reporting period; whether or not a broker is willing to execute at the quoted price; the depth and consistency of prices from third party pricing services; and the existence of contemporaneous, observable trades in the market. Additionally, management evaluates the classification of Levels 1, 2 and 3 assets and liabilities on a quarterly basis for changes in listings or delistings on national exchanges.

Due to the inherent uncertainty of determining the fair value of investments that do not have a readily available market value, the fair value of the Fund’s investments may fluctuate from period to period. Additionally, the fair value of investments may differ significantly from the values that would have been used had a ready market existed for such investments and may differ materially from the values the Fund may ultimately realize. Further, such investments may be subject to legal and other restrictions on resale or otherwise less liquid than publicly traded securities.

For fair valuations using significant unobservable inputs, U.S. generally accepted accounting principles (“U.S. GAAP”) requires the Fund to present a reconciliation of the beginning to ending balances for reported market values that presents changes attributable to total realized and unrealized gains or losses, purchase and sales, and transfers in and out of Level 3 during the period. Transfers in and out between levels are based on values at the end of the period. A reconciliation of Level 3 investments is presented only when the Fund had an amount of Level 3 investments at the end of the reporting period that was meaningful in relation to its net assets. The amounts and reasons for Level 3 transfers are disclosed if the Fund had an amount of total transfers during the reporting period that was meaningful in relation to its net assets as of the end of the reporting period.

For the period ended May 31, 2024, the Fund had no Level 3 transfers.

For more information with regard to significant accounting policies, see the most recent annual report or prospectus filed with the Securities and Exchange Commission.